Exhibit 99.17

ATR QM Data Fields

Loans in Report: 10

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
4000010699	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
4000009633	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
4000010703	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
4000009634	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
4000009671	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
4000010704	XXXXXXXXXX	Not covered/exempt	No	No
6000083339	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000083454	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
6000084148	XXXXXXXXXX	Not covered/exempt	No	No
6000085174	XXXXXXXXXX	Not covered/exempt	No	No
10